Trading Revenues (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Trading Revenue
The following table presents details of trading revenues.

For the year ended October 31 ($ millions)	2019	2018	2017
Interest rate and credit	$241	$272	$474
Equities	480	441	(125)
Commodities	235	231	295
Foreign exchange	268	295	250
Other	264	181	92
Total	$1,488	$1,420	$986